Change In Accounting Principle - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Accounting Estimate [Line Items]
Cumulative effect of change in accounting principle on retained earnings				$ 58.9
Recognized Net Actuarial Gain Loss	$ 146.6	$ 65.7	$ 13.6